FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of categories of the financial instruments

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Financial assets
Financial assets at amortized cost	198,262	296,828

Financial liabilities
Financial liabilities at amortized cost	60,732	61,741
Lease liabilities	202,945	212,626

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities denominated in foreign currencies

	Assets
	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Monetary assets
– denominated in Chinese Yuan (“CNY”)	33	13
– denominated in SGD	92	6,143
– denominated in USD	39,607	19,389
– denominated in Hong Kong Dollar (“HKD”)	—	252
– denominated in Euro (“EUR”)	—	14

	Liabilities
	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Monetary liabilities
– denominated in CNY	4,324	4,690
– denominated in SGD	441	291
– denominated in USD	787,966	493,713
– denominated in HKD	13	55
– denominated in EUR	2,163	2,033

Schedule of sensitivity analysis for currency risk

	2023	2024
	USD’000	USD’000
Profit or loss
– CNY impact	(429)	(468)
– SGD impact	(35)	585
– USD impact	(74,836)	(47,432)
– HKD impact	(1)	20
– EUR impact	(216)	(202)

Schedule of interest flows are floating rate, the undiscounted amount is derived from interest rate

				Over
	Weighted		Over	1 year
	average	On demand	2 months	but		Total
	interest	or within	but within	within	Over	undiscounted	Carrying
	rate	2 months	1 year	2 years	2 years	cash flows	amount
		USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
As at December 31, 2023
Financial liabilities
Trade payables	—	34,375	—	—	—	34,375	34,375
Other payables	—	25,515	—	—	—	25,515	25,515
Amounts due to related parties	—	842	—	—	—	842	842
Total	—	60,732	—	—	—	60,732	60,732
Lease liabilities	5.20%	7,764	35,483	39,266	182,402	264,915	202,945
As at December 31, 2024
Financial liabilities
Trade payables	—	30,711	—	—	—	30,711	30,711
Other payables	—	29,701	—	—	—	29,701	29,701
Amounts due to related parties	—	1,329	—	—	—	1,329	1,329
Total		61,741	—	—	—	61,741	61,741
Lease liabilities	5.14%	9,377	34,214	38,365	192,746	274,702	212,626